Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2020
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)
28.	Earnings per share (EPS)

Basic earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The following reflects the income and share data used in the basic EPS computations:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to ordinary equity holders of the Parent	57,894	132,047	76,699

	2020	2019	2018
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

	2020	2019	2018
	S/	S/	S/
Basic profit for common and investment shares	0.14	0.31	0.18

The Group has no dilutive potential ordinary shares as of December 31, 2020 and 2019.

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.